Ordinary shares with preference rights (Details) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Dec. 30, 2021 shares	Mar. 28, 2019 CNY (¥) shares	Dec. 22, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2024 ¥ / shares
Ordinary shares with preference rights
Dividends declared on preferred shares | ¥ / shares				¥ 0
Dividends declared on ordinary shares | ¥ / shares				¥ 0
Series Seed Preferred Shares
Ordinary shares with preference rights
Shares issued	57,541,800		111,110,000
Cash consideration received | ¥			¥ 20,000,000
Cash consideration received (in RMB per share) | ¥ / shares			¥ 0.18
Conversion ratio				1
Compounded interest rate on redemption (in percent)				10.00%
Liquidation preference, percentage of original issue price entitled (in percent)				100.00%
Liquidation preference, percentage of simple interest accrued thereon entitled (in percent)				6.00%
Number of shares re-designated to Series C2 Preferred Shares (in shares)		53,568,200
Series C2 Preferred Shares
Ordinary shares with preference rights
Shares issued	372,859,000
Number of shares re-designated from Series Seed Preferred Shares (in shares)		53,568,200
Total consideration on transfer of shares to certain new investor | ¥		¥ 50,000,000